Tax Receivable Agreement Obligation (Summary of Tax Receivables Agreement Obligation) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
TRA obligation at the beginning of the period		$ (357)
Noncurrent TRA obligation at the end of the period	$ 596	333
Successor
TRA obligation at the beginning of the period		(596)
Accretion expense	22	82
Payments	0	(26)
Revaluation due to tax reform legislation	0	(233)
Changes in tax assumptions impacting timing of payments	0	(62)
TRA obligation at the beginning of the period	(596)	(357)
Less amounts due currently	0	(24)
Noncurrent TRA obligation at the end of the period	$ 596	$ 333